UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	September 30, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (99.0%):

Consumer Discretionary (15.1%):
Advance Auto Parts, Inc.	3,400	$644
H&R Block, Inc.	32,600	1,180
Hilton Worldwide Holdings, Inc.	43,780	1,005
Johnson Controls, Inc.	25,100	1,038
Newell Rubbermaid, Inc.	16,400	651
PVH Corp.	4,070	415
Starbucks Corp.	9,240	525
Tractor Supply Co.	3,600	304
		5,762
Consumer Staples (6.9%):
CVS Caremark Corp.	10,100	974
Diageo PLC, ADR	5,600	604
Wal-Mart Stores, Inc.	16,200	1,050
		2,628
Energy (5.1%):
Occidental Petroleum Corp.	10,030	663
Schlumberger Ltd.	11,870	819
Weatherford International PLC (a)	54,800	465
		1,947
Financials (16.5%):
American Express Co.	6,500	482
Bank of America Corp.	70,610	1,100
Bank of New York Mellon Corp.	28,460	1,114
Citigroup, Inc.	33,860	1,680
Principal Financial Group, Inc.	16,340	774
Progressive Corp.	37,870	1,160
		6,310
Health Care (13.6%):
Abbott Laboratories	4,800	193
Baxter International, Inc.	12,980	426
Cardinal Health, Inc.	7,100	545
Celgene Corp.(a)	4,400	476
Eli Lilly & Co.	4,500	377
Medtronic PLC	14,120	946
Merck & Co., Inc.	11,530	569
Perrigo Co. PLC	4,700	739
Pfizer, Inc.	29,520	927
		5,198
Industrials (14.6%):
Danaher Corp.	6,930	591
General Electric Co.	45,400	1,144
Masco Corp.	29,610	746
Nielsen Holdings PLC	15,900	707
Precision Castparts Corp.	4,100	942
Stanley Black & Decker, Inc.	6,200	601
United Parcel Service, Inc., Class B	8,440	833
		5,564
Information Technology (23.8%):
Apple, Inc.	5,740	633
Applied Materials, Inc.	52,600	773
Cisco Systems, Inc.	43,100	1,132
EMC Corp.	49,300	1,191
F5 Networks, Inc.(a)	7,100	822
Facebook, Inc., Class A (a)	9,950	895
Google, Inc., Class C (a)	2,777	1,690
SAP SE, ADR	9,760	632
Twitter, Inc.(a)	17,720	477
Visa, Inc., Class A	11,940	832
		9,077
Materials (3.4%):
Air Products & Chemicals, Inc.	5,900	753
Potash Corp. of Saskatchewan, Inc.	26,300	540
		1,293
Total Common Stocks (Cost $34,955)		37,779

Investment Companies (1.2%):
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	447,348	447
Total Investment Companies (Cost $447)		447
Total Investments (Cost $35,402) - 100.2%		38,226
Liabilities in excess of other assets - (0.2%)		(72)
NET ASSETS - 100.0%		$38,154

(a)   Non-income producing security.

(b)   Rate disclosed is the daily yield on 9/30/2015.

ADR - American Depositary Receipt

PLC - Public Liability Co.

See notes to schedule of investments.

Victory Variable Insurance Funds

Notes to Schedules of Investments

September 30, 2015 (Unaudited)

1. Federal Tax Information:

At September 30, 2015, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

Net
	Cost of Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation /
Portfolio	Tax Purposes	Appreciation	Depreciation	Depreciation
Diversified Stock Fund	$35,569	$4,839	$(2,182)	$2,657

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Variable Insurance Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of one fund, the Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Victory Variable Insurance Funds

Notes to Schedules of Investments - continued

September 30, 2015 (Unaudited)

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended September 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Investment	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Common Stocks	$37,779	$—	$37,779
Investment Companies	—	447	447
Total	$37,779	$447	$38,226

There were no transfers between Level 1 and Level 2 as of September 30, 2015.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Victory Variable Insurance Funds

Notes to Schedules of Investments - continued

September 30, 2015 (Unaudited)

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s Adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Variable Insurance Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher Dyer
Christopher Dyer, Principal Executive Officer

Date	November 24, 2015

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	November 24, 2015